Intangible assets and goodwill - Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Acquisition
Goodwill arising on acquisition	$ 46,950
Goodwill expected to be deductible for tax purpose	0
Acquisition related costs	$ 51
Period of Purchase of Office Equipment	3 years
Revenue	$ 480,247
Net loss from continuing operations	10,627
Lightmap LLC
Acquisition
Net loss before tax from continuing operations since acquisition	6,312
Cubic Games Studio Ltd
Acquisition
Contributed revenue from acquisition	$ 7,294